Segmented information - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	$ 50,140	$ 65,164
Property, plant and equipment	42,527	58,134
Intangible Assets, Net (Including Goodwill)	25,315	51,272
Intangible assets, net of equity investees' long lived assets	25,315	51,272
Less: equity investees’ long-lived assets	0	0
Long lived assets, net of equity investees' long lived assets	75,455	116,436
Property, plant and equipment	7,613	7,030
Less: equity investees’ long-lived assets	7,613	7,030
Long lived assets, including equity investees' long-lived assets	67,842	109,406
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	6,212	9,084
Intangible assets, net of equity investees' long lived assets	19,531	44,139
Long lived assets, net of equity investees' long lived assets	25,743	53,223
Netherlands
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	2,952	3,729
Intangible assets, net of equity investees' long lived assets	5,135	6,245
Long lived assets, net of equity investees' long lived assets	8,087	9,974
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	18,875	24,410
Intangible assets, net of equity investees' long lived assets	494	673
Long lived assets, net of equity investees' long lived assets	19,369	25,083
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	14,210	20,386
Intangible assets, net of equity investees' long lived assets	0	0
Long lived assets, net of equity investees' long lived assets	14,210	20,386
Sweden
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	124	208
Intangible assets, net of equity investees' long lived assets	0	0
Long lived assets, net of equity investees' long lived assets	124	208
China
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	7,059	6,329
Intangible assets, net of equity investees' long lived assets	0	0
Long lived assets, net of equity investees' long lived assets	7,059	6,329
Australia
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' long lived assets	708	1,018
Intangible assets, net of equity investees' long lived assets	155	215
Long lived assets, net of equity investees' long lived assets	$ 863	$ 1,233